Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or Loss [Abstract]
Revenues
Cost of service
Gross profit
Research and development expenses	(28)	(16)	(31)
Sales and Marketing expenses
General and administrative expenses	(1,437)	(759)	(734)
Other expenses	(223)
Operating loss	(1,688)	(775)	(765)
Change in fair value of financial instruments	1,102	926
Change in fair value of marketable securities	5	167	(1,022)
Change in fair value of convertible loan from shareholder	(54)
Interest expenses	(7)
Other finance income	60	34	41
Other finance expenses	(177)	(112)	(36)
Finance income (expenses), net	929	1,015	(1,017)
Loss before income taxes	(759)	240	(1,782)
Income taxes benefit
Profit (loss) from continuing operations	(759)	240	(1,782)
Loss from discontinued operations, net of tax	(6,210)	(1,267)
Net loss for the year	$ (6,969)	$ (1,027)	$ (1,782)
Basic and diluted loss per share (in U.S. dollars):
Profit (loss) from continuing operations (in Dollars per share)	$ (0.0009)	$ 0.0004	$ (0.003)
Diluted profit (loss) from continuing operations (in Dollars per share)	(0.0009)	0.0004	(0.003)
Loss from discontinued operations (in Dollars per share)	(0.007)	(0.002)
Diluted loss from discontinued operations (in Dollars per share)	(0.007)	(0.002)
Total basic and diluted loss per share (in Dollars per share)	(0.008)	(0.002)	(0.003)
Total diluted loss per share (in Dollars per share)	$ (0.008)	$ (0.002)	$ (0.003)
Weighted average number of issued ordinary shares (in Shares)	896,174,328	673,044,737	544,906,149
Diluted weighted average number of ordinary shares (in Shares)	896,174,328	673,044,737	544,906,149